Earnings per Share (Summary of Earnings Per Share) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Types Of Antidilutive Instruments [Domain]
Disclosure Of Instruments With Potential Future Dilutive Effect Not Included In Calculation Of Diluted Earnings Per Share [Line Items]
Average outstanding options excluded from calculation of diluted earnings per share	0.8	5.9
Weighted Average Exercise Price of Average Share Options Outstanding Excluded From Calculation of Earnings Per Share	$ 126.43	$ 84.34
Net income available to common shareholders	$ 3,942	$ 2,707
Weighted-average number of common shares outstanding (millions)	1,680.3	1,749.9
Basic earnings (loss) per share (Canadian dollars)	$ 2.35	$ 1.55
Net income available to common shareholders including impact of dilutive securities	$ 3,942	$ 2,707
Stock options potentially exercisable (millions)	4.4	0.8
Weighted-average number of common shares outstanding - diluted (millions)	1,684.7	1,750.7
Diluted earnings (loss) per share (Canadian dollars)	$ 2.34	$ 1.55